Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Because we have not granted option awards in our executive compensation program since 2021, we did not implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information.

Award Timing, How MNPI Considered [Text Block]

Because we have not granted option awards in our executive compensation program since 2021, we did not implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information.